13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 03/31/2007
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2007
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 62
From 13F Information Table Value Total (USD):  163,441.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AT&T			COM	001957109	446	11316	SH		SOLE
Abbott Labs		COM	002824100	1061	19011	SH		SOLE
Aflac Inc.		COM	001055102	6665	141638	SH		SOLE
Altria Group		COM	718154107	1648	18765	SH		SOLE
American Express	COM	025816109	6859	121616	SH		SOLE
American Int'l Group	COM	026874107	16334	242999	SH		SOLE
Ameriprise Financial	COM			728	12741	SH		SOLE
Anheuser Busch		COM	035229103	3750	74318	SH		SOLE
Bank Of Amer		COM	060505104	945	18522	SH		SOLE
Bank Of New York	COM	064057102	369	9100	SH		SOLE
Berkshire Hathaway	COM	084670991	1744	16	SH		SOLE
Berkshire Hathaway B	COM	084670207	15037	4131	SH		SOLE
Bp Plc Adr		COM	055622104	490	7568	SH		SOLE
CBS			COM	12490K107	548	17909	SH		SOLE
Chevron			COM	166764100	579	7828	SH		SOLE
Chubb			COM	171232101	338	6540	SH		SOLE
Citigroup Inc		COM	172967101	1500	29219	SH		SOLE
Coca-Cola		COM	191216100	2225	46350	SH		SOLE
Colgate Palmolive	COM	194162103	6510	97476	SH		SOLE
Comcast A		COM	200300200	385	14847	SH		SOLE
Comcast Corp A		COM	200300200	12772	501457	SH		SOLE
Costco Wholesale	COM	22160K105	7143	132676	SH		SOLE
Diageo (Guinness)	COM	25243q205	5757	71123	SH		SOLE
Disney			COM	254687106	1416	41128	SH		SOLE
Emerson Electric	COM	291011104	1178	27328	SH		SOLE
Exxon Mobil		COM	302290101	1677	22221	SH		SOLE
Fannie Mae		COM	313586109	3285	60178	SH		SOLE
Florida East Coast Inds	COM	340632108	289	4609	SH		SOLE
Freddie Mac		COM	313400301	1224	20567	SH		SOLE
General Elec Cap Corp	COM	369622485	249	10400	SH		SOLE
General Electric	COM	369604103	9542	269847	SH		SOLE
Google			COM			205	448	SH		SOLE
Hartford Fincl Svcs	COM	416515104	289	3026	SH		SOLE
Home Depot		COM	437076102	1401	38133	SH		SOLE
I.B.M.			COM	459200101	443	4700	SH		SOLE
Johnson & Johnson	COM	478160104	1583	26274	SH		SOLE
Keycorp Inc		COM	493267108	805	21496	SH		SOLE
Kraft Foods A		COM	50075N104	404	12985	SH		SOLE
Mercury General Corp	COM	589400100	2436	45933	SH		SOLE
Microsoft		COM	594918104	2739	98277	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	489	5050	SH		SOLE
Pepsico Inc.		COM	713448108	1880	29576	SH		SOLE
Potlatch Corp (New)	COM	737628107	532	11613	SH		SOLE
Procter & Gamble	COM	742718109	3204	50723	SH		SOLE
Rayonier Inc		COM	754907103	478	11111	SH		SOLE
Royal Dutch Shell A	COM			527	7945	SH		SOLE
Schering-Plough		COM	806605101	317	12442	SH		SOLE
Shumate Industries	COM			17	10000	SH		SOLE
St Joe			COM	790148100	837	16000	SH		SOLE
Sun Life Financial	COM	866796105	654	14399	SH		SOLE
Time Warner Inc		COM	887315109	8726	442506	SH		SOLE
U.S. Bancorp Del	COM	902973106	3545	101368	SH		SOLE
United Technologies	COM	913017109	3179	48904	SH		SOLE
Ust Inc Com		COM	902911106	522	9000	SH		SOLE
Viacom Inc Cl B		COM			725	17626	SH		SOLE
Walmart			COM	931142103	4306	91705	SH		SOLE
Washington Post		COM	939640108	644	843	SH		SOLE
Wells Fargo & Co.	COM	949746101	621	18050	SH		SOLE
Wesco Financial		COM	950817106	1102	2395	SH		SOLE
Weyerhaeuser Co		COM	962166104	2280	30500	SH		SOLE
Wr Berkley Corp		COM	084423102	5564	167993	SH		SOLE
Wyeth/Amer Home		COM	026609107	295	5900	SH		SOLE